Commitments (Details) $ in Millions	Dec. 31, 2025 USD ($)
Disclosure Of Commitments [Line Items]
Projected future payments	$ 5,561.9
2026
Disclosure Of Commitments [Line Items]
Projected future payments	340.2
2027
Disclosure Of Commitments [Line Items]
Projected future payments	395.4
2028
Disclosure Of Commitments [Line Items]
Projected future payments	740.9
2029
Disclosure Of Commitments [Line Items]
Projected future payments	785.4
2030 and thereafter
Disclosure Of Commitments [Line Items]
Projected future payments	$ 3,300.0